UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.2%)
	CONSUMER DISCRETIONARY (1.2%)
	RETAIL (1.2%)
12,200	Advance Auto Parts, Inc.	$2,053,626
	CONSUMER STAPLES (7.5%)
	FOOD (5.3%)
31,000	J&J Snack Foods Corp.	4,677,590
33,100	McCormick & Co., Inc. (1)	4,360,925
		9,038,515
	HOUSEHOLD PRODUCTS (2.2%)
62,000	Church & Dwight Co., Inc. (1)	3,680,940
		12,719,455
	FINANCIALS (4.5%)
	INSURANCE (4.5%)
24,000	American Financial Group, Inc.	2,663,280
167,700	Arch Capital Group, Ltd. *	4,999,137
		7,662,417
		7,662,417
	HEALTHCARE (13.9%)
	ELECTRONICS (3.5%)
9,700	Mettler-Toledo International, Inc. *	5,907,106
	HEALTHCARE PRODUCTS (10.4%)
8,224	Becton Dickinson & Co.	2,146,464
26,700	Danaher Corp.	2,901,222
45,400	Henry Schein, Inc. *	3,860,362
35,000	IDEXX Laboratories, Inc. *	8,738,100
		17,646,148
		23,553,254
	INDUSTRIALS (36.5%)
	AEROSPACE & DEFENSE (12.3%)
74,183	HEICO Corp. (1)	6,870,088
35,900	Teledyne Technologies, Inc. *	8,855,812
14,100	TransDigm Group, Inc. *	5,249,430
		20,975,330
	BUILDING MATERIALS (1.1%)
8,500	Lennox International, Inc.	1,856,400
	COMMERCIAL SERVICES (4.9%)
137,400	Rollins, Inc. (1)	8,338,806
	ELECTRICAL EQUIPMENT (2.6%)
56,750	AMETEK, Inc.	4,490,060
	ENVIRONMENTAL CONTROL (4.3%)
91,650	Waste Connections, Inc.	7,310,920
	HAND & MACHINE TOOLS (1.9%)
17,900	Snap-on, Inc.	3,286,440

	HOUSEWARES (3.0%)
85,600	Toro Co. (The)	5,133,432
	MACHINERY DIVERSIFIED (4.4%)
8,200	Middleby Corp. (The) *(1)	1,060,670
21,400	Roper Technologies, Inc.	6,338,894
		7,399,564
	MISCELLANEOUS MANUFACTURERS (2.0%)
27,500	Carlisle Companies, Inc.	3,349,500
		62,140,452
	INFORMATION TECHNOLOGY (28.3%)
	COMMERCIAL SERVICES (3.2%)
34,400	Gartner, Inc. *(1)	5,452,400
	COMPUTERS (1.2%)
30,400	CGI Group, Inc. Class A *(1)	1,960,192
	ELECTRONICS (3.4%)
62,100	Amphenol Corp. Class A	5,838,642
	SOFTWARE (20.5%)
36,200	ANSYS, Inc. *	6,757,816
86,800	Fiserv, Inc. *	7,150,584
37,800	Jack Henry & Associates, Inc.	6,051,024
93,700	Open Text Corp.	3,564,348
20,600	Tyler Technologies, Inc. *	5,048,236
19,700	Ultimate Software Group, Inc. (The) *	6,347,143
		34,919,151
		48,170,385
	MATERIALS (3.3%)
	COMMERCIAL SERVICES (2.1%)
23,000	Ecolab, Inc.	3,605,940
	PACKAGING & CONTAINERS (1.2%)
45,800	Ball Corp. (1)	2,014,742
		5,620,682
	TOTAL COMMON STOCKS (Cost $81,464,361) (95.2%)	161,920,271
SHORT-TERM INVESTMENTS (7.6%)
	MONEY MARKET FUNDS (7.6%)
8,189,171	State Street Institutional U.S. Government Money Market Fund, Premier Class	8,189,171
4,794,070	State Street Navigator Securities Lending Government Money Market Portfolio (2)	4,794,070
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,983,241) (7.6%)	12,983,241
	TOTAL INVESTMENT SECURITIES (102.8%) (Cost $94,447,602)	$174,903,512
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.8%)		(4,810,092)
NET ASSETS (3) (100%)		$170,093,420

1

September 30, 2018

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $21,591,282.
(2)	Securities with an aggregate market value of $21,591,282 were out on loan in exchange for $4,794,070 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $94,447,602, aggregate gross unrealized appreciation was $80,455,910, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $80,455,910.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$161,920,271	$—	$—	$161,920,271
Short-Term Investments	12,983,241	—	—	12,983,241
Total Investments in Securities	$174,903,512	$—	$—	$174,903,512

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018